Investment Properties - Reconciliation of Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Investment Property [Abstract]
Net book value at January 1	$ 653	$ 667
Depreciation (included in administrative expenses)	(35)	(24)
Addition	84
Disposals		(229)
Transfer from property plant and equipment		240
Exchange difference	61	(1)
Net book value at December 31	$ 763	$ 653